Warrant Liability	12 Months Ended
Dec. 31, 2019
Guarantees and Product Warranties [Abstract]
Warrant Liability

Note 14—Warrant Liability

Prior to January 1, 2018, the Company issued three warrants to purchase an aggregate of 299,999 Series B Preferred Shares with an exercise price of $1.20 per share (the “Series B Preferred Warrants”) and one warrant to purchase 95,359 Series C1 Preferred Shares with an exercise price of $1.573 per share (the “Series C1 Preferred Warrant”). The Series B and Series C1 Preferred Warrants expire on the fifth anniversary of the closing of the first public offering of the Company’s Common 1 shares. Upon the closing of the first public offering of the Company’s Common 1 shares, the Series B and Series C1 Preferred Warrants mandatorily convert into warrants to purchase Common 1 shares with the same terms and provisions as those immediately prior to mandatory conversion, subject to adjustment for the reverse stock split. The Series B and Series C1 Preferred Warrants included provisions under which the Company was obligated to pay the holders the greater of (i) five times the exercise price, less the exercise price, or (ii) the excess of the fair market value of a warrant share over the exercise price, in the event of a change in control in which the acquirer did not assume the warrants. Each of these warrants were outstanding as of December 31, 2018. In March 2019, the Series C1 Preferred Warrant was exercised.

As the Series B and Series C1 Preferred Warrants represented instruments to purchase redeemable securities, the Company classified the warrants as liabilities on the consolidated balance sheet as of December 31, 2018. Because the warrants were classified as liabilities, they were remeasured at the end of each reporting period with corresponding charges to net income (loss) for the change in fair value. The Company valued the Series B and Series C1 Preferred Warrants based on a Black-Scholes option pricing model.

The following assumptions were used to determine the fair value of the Series B Preferred Warrants:

YEAR ENDED DECEMBER 31, 2018
Risk-free interest rate	2.57%
Expected term (in years)	6.5
Expected volatility	74.8%
Expected dividend yield	0.0%
Fair value per share of underlying Series B Preferred Shares	$4.98

The following assumptions were used to determine the fair value of the Series C1 Preferred Warrant:

YEAR ENDED DECEMBER 31, 2018
Risk-free interest rate	2.57%
Expected term (in years)	6.5
Expected volatility	74.8%
Expected dividend yield	0.0%
Fair value per share of underlying Series C1 Preferred Shares	$4.21

In connection with the Reorganization (see Note 11), the Series B Preferred Warrants were exchanged for warrants to purchase Series B-3 Preferred Stock (the “Series B-3 Preferred Warrants”) with substantially the same terms. As of December 31, 2019, there were three outstanding Series B-3 Preferred Warrants to purchase an aggregate of 299,999 shares of Series B-3 Preferred Stock. The exercise price of the outstanding Series B-3 Preferred Warrants was $1.20 per share and they expire on the fifth anniversary of the closing of the first public offering of the Company’s common stock. Upon the closing of the first public offering of the Company’s common stock, the Series B-3 Preferred Warrants mandatorily convert into warrants to purchase common stock with the same terms and provisions as those immediately prior to the mandatory conversion, subject to adjustment for the reverse stock split.

The following assumptions were used to determine the fair value of the Series B-3 Preferred Warrants:

YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	1.73%
Expected term (in years)	5.5
Expected volatility	71.1%
Expected dividend yield	0.0%
Fair value per share of underlying Series B-3 Preferred Stock	$1.40